Variable Interest Entities (Assets and Liabilities of Consolidated Variable Interest Entities) (Detail) - JPY (¥) ¥ in Millions	Sep. 30, 2023	Mar. 31, 2023
Variable Interest Entity [Line Items]
Total assets	¥ 392,246,703	¥ 381,735,733
Cash and due from banks	59,953,857	60,050,640
Interest-earning deposits in other banks	48,957,399	53,989,863
Trading account assets	51,177,655	46,168,461
Investment securities	62,689,780	62,261,931
Total liabilities	374,789,309	365,269,566
Deposits	243,806,967	235,276,781
Long-term debt	40,457,710	39,071,755
Consolidated VIEs
Variable Interest Entity [Line Items]
Total assets	21,937,525	21,101,620
Cash and due from banks	7,410	8,243
Interest-earning deposits in other banks	62,613	52,031
Trading account assets	1,308,287	1,367,928
Investment securities	2,113,141	2,076,737
Loans	17,349,257	16,598,585
All other assets	1,096,817	998,096
Total liabilities	496,122	614,936
Deposits	0	0
Other short-term borrowings	40,145	45,432
Long-term debt	374,102	406,429
All other liabilities	81,875	163,075
Consolidated VIEs | Consolidated VIEs before Elimination
Variable Interest Entity [Line Items]
Total assets	29,363,940	27,841,574
Cash and due from banks	85,766	80,115
Interest-earning deposits in other banks	154,974	88,657
Trading account assets	1,406,445	1,431,484
Investment securities	2,713,513	2,677,372
Loans	23,876,888	22,538,621
All other assets	1,126,354	1,025,325
Total liabilities	28,699,591	27,220,347
Deposits	6,988,735	6,408,837
Other short-term borrowings	7,666,639	7,247,251
Long-term debt	12,337,682	11,900,840
All other liabilities	1,706,535	1,663,419
Consolidated VIEs | Consolidated VIEs before Elimination | Asset-backed conduits
Variable Interest Entity [Line Items]
Total assets	7,732,815	7,388,845
Cash and due from banks	77,234	71,649
Interest-earning deposits in other banks	30,077	34,521
Trading account assets	68,683	47,606
Investment securities	969,899	1,027,862
Loans	6,539,924	6,185,514
All other assets	46,998	21,693
Total liabilities	7,697,001	7,364,030
Deposits	0	0
Other short-term borrowings	5,880,073	5,587,813
Long-term debt	1,362,328	1,367,234
All other liabilities	454,600	408,983
Consolidated VIEs | Consolidated VIEs before Elimination | Investment funds
Variable Interest Entity [Line Items]
Total assets	1,467,112	1,331,962
Cash and due from banks	901	0
Interest-earning deposits in other banks	116,379	46,157
Trading account assets	327,950	359,777
Investment securities	73,117	65,204
Loans	0	0
All other assets	948,765	860,824
Total liabilities	951,058	830,751
Deposits	0	0
Other short-term borrowings	934,436	817,292
Long-term debt	8,339	7,407
All other liabilities	8,283	6,052
Consolidated VIEs | Consolidated VIEs before Elimination | Special purpose entities created for structured financing
Variable Interest Entity [Line Items]
Total assets	250,614	248,952
Cash and due from banks	0	0
Interest-earning deposits in other banks	3,293	2,593
Trading account assets	8,071	8,624
Investment securities	0	0
Loans	147,264	135,606
All other assets	91,986	102,129
Total liabilities	123,698	127,768
Deposits	0	0
Other short-term borrowings	0	0
Long-term debt	119,496	109,352
All other liabilities	4,202	18,416
Consolidated VIEs | Consolidated VIEs before Elimination | Repackaged instruments
Variable Interest Entity [Line Items]
Total assets	288,371	243,513
Cash and due from banks	7,132	7,882
Interest-earning deposits in other banks	0	0
Trading account assets	136,973	167,007
Investment securities	129,266	53,617
Loans	15,000	15,007
All other assets	0	0
Total liabilities	296,297	245,829
Deposits	0	0
Other short-term borrowings	0	0
Long-term debt	281,304	230,285
All other liabilities	14,993	15,544
Consolidated VIEs | Consolidated VIEs before Elimination | Securitization of the MUFG Group’s assets
Variable Interest Entity [Line Items]
Total assets	10,786,948	10,389,398
Cash and due from banks	0	0
Interest-earning deposits in other banks	1,431	1,434
Trading account assets	0	0
Investment securities	0	0
Loans	10,766,601	10,371,275
All other assets	18,916	16,689
Total liabilities	10,798,823	10,418,160
Deposits	0	0
Other short-term borrowings	0	0
Long-term debt	10,524,243	10,154,662
All other liabilities	274,580	263,498
Consolidated VIEs | Consolidated VIEs before Elimination | Trust arrangements
Variable Interest Entity [Line Items]
Total assets	8,770,532	8,176,795
Cash and due from banks	0	0
Interest-earning deposits in other banks	0	0
Trading account assets	840,042	833,864
Investment securities	1,524,982	1,514,530
Loans	6,405,502	5,828,397
All other assets	6	4
Total liabilities	8,770,460	8,176,907
Deposits	6,988,735	6,408,837
Other short-term borrowings	850,957	840,690
Long-term debt	0	0
All other liabilities	930,768	927,380
Consolidated VIEs | Consolidated VIEs before Elimination | Other
Variable Interest Entity [Line Items]
Total assets	67,548	62,109
Cash and due from banks	499	584
Interest-earning deposits in other banks	3,794	3,952
Trading account assets	24,726	14,606
Investment securities	16,249	16,159
Loans	2,597	2,822
All other assets	19,683	23,986
Total liabilities	62,254	56,902
Deposits	0	0
Other short-term borrowings	1,173	1,456
Long-term debt	41,972	31,900
All other liabilities	19,109	23,546
Consolidated VIEs | The amounts eliminated in consolidation
Variable Interest Entity [Line Items]
Total assets	(7,426,415)	(6,739,954)
Cash and due from banks	(78,356)	(71,872)
Interest-earning deposits in other banks	(92,361)	(36,626)
Trading account assets	(98,158)	(63,556)
Investment securities	(600,372)	(600,635)
Loans	(6,527,631)	(5,940,036)
All other assets	(29,537)	(27,229)
Total liabilities	(16,622,457)	(16,102,106)
Deposits	(1,337)	(302)
Other short-term borrowings	(3,744,249)	(3,696,647)
Long-term debt	(11,935,141)	(11,469,378)
All other liabilities	(941,730)	(935,779)
Consolidated VIEs | The amount of liabilities with recourse to the general credit of the MUFG Group
Variable Interest Entity [Line Items]
Total liabilities	(11,581,012)	(10,503,305)
Deposits	(6,987,398)	(6,408,535)
Other short-term borrowings	(3,882,245)	(3,505,172)
Long-term debt	(28,439)	(25,033)
All other liabilities	¥ (682,930)	¥ (564,565)